NATIXIS ETF TRUST

May 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis ETF Trust

(File Nos.: 333-210156 and 811-23146)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2019, for the Natixis Seeyond International Minimum Volatility ETF and Natixis Loomis Sayles Short Duration Income ETF, each a series of Natixis ETF Trust, does not differ from that contained in Post-Effective Amendment No. 9 that was filed electronically on April 29, 2019.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary